Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2010-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 8-31-2013	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		9/18/2013
2	Payment Date		9/20/2013
3	Collection Period	7/28/2013	8/31/2013	35
4	Monthly Interest Period - Actual/360	8/20/2013	9/19/2013	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	345,000,000.00	—	—	—	—
7	Class A-2 Notes	297,000,000.00	—	—	—	—
8	Class A-3 Notes	488,000,000.00	—	—	—	—
9	Class A-4 Notes	248,800,000.00	67,878,897.96	15,087,380.97	52,791,516.99	0.2121846

10	Total Securities	$1,378,800,000.00	$67,878,897.96	$15,087,380.97	$52,791,516.99

11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	148,156,735.37	15,087,380.97	133,069,354.40

13	YSOC	$75,708,231.32	$6,323,294.24		$5,696,523.91

14	Net Pool Balance	$1,534,786,068.73	$154,480,029.61	$15,087,380.97	$138,765,878.31

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2605%	—	—	—	—
16	Class A-2 Notes	0.6600%	—	—	—	—
17	Class A-3 Notes	1.3100%	—	—	—	—
18	Class A-4 Notes	2.1400%	121,050.70	0.4865382	15,208,431.67	61.1271369

	Total Securities		121,050.70		15,208,431.67

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	10,461,712.32
20	Scheduled Interest Payments Received	546,840.58
21	Prepayments of Principal Received	43,531.78
22	Liquidation Proceeds	4,983,633.74
23	Recoveries Received	227,925.18
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	16,263,643.60

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	62.00

28	Total Available Funds, prior to Servicer Advances	16,263,705.60

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	16,263,705.60

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	16,263,705.60

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	128,733.36
35	Class A Noteholder Interest (Item 50)	121,050.70
36	Principal Distribution Amount (Item 75)	15,087,380.97
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	926,540.57

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on September 20,2013 (the “Redemption Date”) and has deposited $52,791,516.99 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

		Due	Shortfall	Paid
Distribution Detail:
41	Servicing Fees	128,733.36	—	128,733.36

Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	121,050.70	—	121,050.70
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	121,050.70	—	121,050.70

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		148,156,735.37
52	Beginning Net Pool Balance	154,480,029.61
53	Receipts of Scheduled Principal	(10,461,712.32)
54	Receipts of Prepaid Principal	(43,531.78)
55	Liquidation Proceeds	(4,983,633.74)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(225,273.46)

59	Ending Net Pool Balance	138,765,878.31
60	Yield Supplement Overcollateralization Amount	5,696,523.91

61	Adjusted Pool Balance	133,069,354.40
62	Less: Adjusted Pool Balance - End of Collection Period		133,069,354.40

63	Calculated Principal Distribution Amount		15,087,380.97

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		16,263,705.60
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		128,733.36
67	Less: Interest Paid to Noteholders (Item 35)		121,050.70
68	Less: Calculated Principal Distribution (Item 63)		15,087,380.97

69	Equals: Remaining Available Funds before Servicer Advance		926,540.57
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		926,540.57
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		15,087,380.97

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)	7,295,389.19
81	Initial Reserve Account Balance	1,459,077.84
82	Beginning Reserve Account Balance	7,295,389.19
83	Plus: Net Investment Income for the Collection Period	62.00

84	Subtotal: Reserve Fund Available for Distribution	7,295,451.19
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	7,295,451.19
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	62.00

89	Equals: Ending Reserve Account Balance	7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.	POOL STATISTICS

		Initial	Current

	Collateral Pool Balance Data:
91	Net Pool Balance	1,534,786,068.73	138,765,878.31
92	Number of Current Contracts	68,438	21,635
93	Weighted Average Loan Rate	3.94%	3.75%
94	Average Remaining Term	54.3	17.8
95	Average Original Term	60.7	66.9
96	Monthly Prepayment Rate		1.33%

		Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables	22	225,273.46
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		227,925.18

100	Net Principal Losses for Current Collection Period	22	(2,651.72)

101	Beginning Net Principal Losses	1,547	13,416,646.26
102	Net Principal Losses for Current Collection Period	22	(2,651.72)

103	Cumulative Net Principal Losses	1,569	13,413,994.54

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)		0.87%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	97.85%	21,306	135,776,430.76
106	31 - 60 Days Delinquent	1.85%	283	2,573,399.47
107	61 - 90 Days Delinquent	0.30%	46	416,048.08

108	Total	100.00%	21,635	138,765,878.31

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month